Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 13,200	$ 1,445,573	$ 1,536,178
Gain on disposal of equipment		$ 94,984